SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Allowance for doubtful accounts
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	$ 34.0	$ 38.9	$ 41.3
Additions (Deductions) Charged to Costs and Expenses	3.4	6.3	6.7
Deductions from Reserves	(6.3)	(11.2)	(9.1)
Balance at End of Year	31.1	34.0	38.9
Allowance for sales returns
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	9.3	12.5	14.9
Additions (Deductions) Charged to Costs and Expenses	14.5	10.5	9.6
Deductions from Reserves	(10.1)	(13.7)	(12.0)
Balance at End of Year	13.7	9.3	12.5
Valuation allowance for deferred tax assets
Valuation and qualifying accounts and reserves
Balance at Beginning of Year	122.8	115.6	115.4
Additions (Deductions) Charged to Costs and Expenses	(25.8)	8.1	2.5
Deductions from Reserves	0.2	(0.9)	(2.3)
Balance at End of Year	$ 97.2	$ 122.8	$ 115.6